Accounts payable, accrued liabilities and asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Components Accounts Payable and Accrued Liabilities
a)
The components of the captions accounts payable and accrued liabilities are as follows:

	At December 31,
	2018		2019
Suppliers	Ps.	118,406,380	Ps.	113,370,716
Sundry creditors		91,087,197		90,849,195
Interest payable		8,535,519		8,057,170
Guarantee deposits from customers		1,421,336		1,467,835
Dividends payable		2,506,835		2,367,908

Total	Ps.	221,957,267	Ps.	216,112,824

Summary of Balance of Accrued Liabilities
b)
The balance of accrued liabilities at December 31, 2018 and 2019 are as follows:

	At December 31,
	2018		2019
Current liabilities
Direct employee benefits payable	Ps.	16,152,118	Ps.	17,991,283
Contingencies		40,281,573		34,379,969

Total	Ps.	56,433,691	Ps.	52,371,252

Summary of Movements in Contingent Liabilities
The movements in contingencies for the years ended December 31, 2018 and 2019 are as follows:

	Balance at December 31, 2017	Business combination	Effect of translation	Increase of the year	Applications		Balance at December 31, 2018
					Payments	Reversals
Contingencies	Ps. 51,079,131	Ps. 7,812	Ps. (5,729,826)	Ps. 15,683,252	Ps. (6,203,329)	Ps. (14,555,467)	Ps. 40,281,573

	Balance at December 31, 2018	Business combination	Effect of translation	Increase of the year	Applications		Reclassification by adoption of IFRIC 23	Balance at December 31, 2019
					Payments	Reversals
Contingencies	Ps. 40,281,573	Ps.1,378,611	Ps. (2,302,058)	Ps.6,410,975	Ps. (5,483,327)	Ps. (1,833,518)	Ps. (4,072,287)	Ps. 34,379,969

Summary of Movements in Asset Retirement Obligations
c)
The movements in the asset retirement obligations for the years ended December 31, 2018 and 2019 are as follows:

	Balance at December 31, 2017	Business combination	Effect of translation	Increase of the year	Applications		Balance at December 31, 2018
					Payments	Reversals
Asset retirement obligations	Ps. 18,245,129	Ps. —	Ps. (2,020,853)	Ps. 1,062,745	Ps. (151,364)	Ps. (1,164,056)	Ps. 15,971,601

	Balance at December 31, 2018	Business combination	Effect of translation	Increase of the year	Applications		Balance at December 31, 2019
					Payments	Reversals
Asset retirement obligations	Ps. 15,971,601	Ps. 293,548	Ps. (1,339,033)	Ps. 1,600,197	Ps. (128,842)	Ps. (580,727)	Ps. 15,816,744